Related Party Transactions	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions

27. RELATED PARTY TRANSACTIONS

The table below sets forth major related parties and their relationships with the Group.

Company name	Relationship with the Group
Sohu	Under common control of Sohu.com
Zhou You	An equity investee of the Company
Jin Dian	A controlled company by a member of board

Jin Dian is controlled by Mr. Baoquan Zhang, who was a former member of our Board of Directors until his resignation on September 27, 2013. Jin Dian was no longer a related party of the Group after Mr. Zhang’s resignation.

On November 29, 2011, the Group and Sohu separately entered into a services agreement and an online links and advertising agreement (together, the “Services and Advertising Agreements”), pursuant to which Sohu provide links and advertising space and technical support to the Group, including the provision and maintenance of user log-in, information management and virtual currency payment systems of the 17173.com Website. The Services and Advertising Agreements provide for a term of twenty-five years for the virtual currency payment system services, and an initial term of three years for all the other relevant services and links and advertising space, and involve aggregate fees to Sohu of approximately $30 million. Under the Services and Advertising Agreements, the Group may renew certain rights for a subsequent term of twenty-two years, and may obtain a perpetual software license in respect of the information management system and the user log-in system following the expiration of the three-year term, subject to the Group’s payment to Sohu of additional fees of up to approximately $5 million in the aggregate. During the years ended December 31, 2012, 2013 and 2014, significant related party transactions were as follows:

	For the year ended December 31, (in thousands)
Transactions with Sohu	2012	2013	2014
Services provided by Sohu
Sales and marketing services provided by Sohu	$14,026	$13,390	$10,401
Corporate expenses	27	12	15
Other service provided by Sohu	50	373	690

	For the year ended December 31, (in thousands)
Transactions with Jin Dian	2012	2013	2014
Advertising slots provided by Shi Dai Jin Dian Cinema Investing Co., Ltd, or Jin Dian	$1,552	$1,310	$—

As of December 31, 2013 and 2014, the amounts due to related parties were as follows:

	As of December 31, (in thousands)
	2013	2014
Due to Zhou You (royalty fees payable to Zhou You)	$332	$331

As of December 31, 2013 and 2014, amounts due from and prepayment to related parties were as follows:

	As of December 31, (in thousands)
	2013	2014
Due from Sohu (mainly arising from customer advances collected by Sohu on behalf of the Group)	$393	$324
Short-term and long-term prepayments to Sohu under services and advertising agreements	10,363	—

The transactions are measured at the amount of consideration established and agreed to by the related parties, which approximates amounts charged to third parties. These balances are interest free and settleable on demand.